REVENUES - Contract liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
REVENUES
Contract liabilities - related parties	$ 150	$ 1
Contract liabilities	42,797	50,430
Third parties
REVENUES
Contract liabilities, current	33,964	44,184
Contract liabilities, non-current	8,683	6,245
Related parties
REVENUES
Contract liabilities - related parties	150	1
Contract liabilities	$ 150	$ 1